GENERAL (Schedule of Pro Forma Results) (Details) - Cybertinel View Finity And Agata [Member] - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Business Acquisition [Line Items]
Pro forma revenue	$ 165,924	$ 108,517
Pro forma net income	$ 18,725	$ 76
Basic net income (loss) per ordinary share	$ 0.58	$ (0.28)
Diluted net income (loss) per ordinary share	$ 0.53	$ (0.28)